Flight Equipment Held for Operating Leases (Tables)	12 Months Ended
Dec. 31, 2014
Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating leases

	December 31, 2014	December 31, 2013
	(Dollars in thousands)
Cost	$4,428,783	$3,597,330
Accumulated depreciation	(723,376)	(562,418)
Flight equipment held for operating lease, net	3,705,407	3,034,912

Summary of net book value of flight equipment held for operating leases by geographic region

	December 31, 2014		December 31, 2013
	(Dollars in thousands)
Europe:
United Kingdom	$397,761	11%	$347,627	11%
Turkey	296,574	8%	191,527	6%
Other	653,469	17%	612,137	20%
Europe — Total	1,347,804	36%	1,151,291	37%

Asia and South Pacific:
Philippines	450,090	12%	—	—
China	301,137	8%	353,868	12%
India	150,964	4%	120,771	4%
Other	459,631	13%	394,627	13%
Asia and South Pacific — Total	1,361,822	37%	869,266	29%

Mexico, South and Central America:
Chile	247,165	7%	255,832	9%
Other	185,220	5%	226,336	7%
Mexico, South and Central America — Total	432,385	12%	482,168	16%

North America:
United States	305,999	8%	291,724	10%
Other	60,780	2%	33,162	1%
North America — Total	366,779	10%	324,886	11%

Middle East and Africa — Total	112,001	3%	189,682	6%
Off-Lease — Total	84,616	2%	17,619	1%
Total flight equipment held for operating lease, net	$3,705,407	100%	$3,034,912	100%

Summary of distribution of operating lease revenue by geographic region

	Year ended		Year ended		Year ended
	December 31,		December 31,		December 31,
	2014		2013		2012
	(Dollars in thousands)
Europe:
United Kingdom	$46,281	11%	$48,507	13%	$45,916	12%
Turkey	27,069	7%	14,703	4%	12,319	3%
Other	82,677	21%	89,362	26%	112,093	30%
Europe — Total	156,027	39%	152,572	43%	170,328	45%

Asia and South Pacific:
Philippines	12,947	3%	—	—	—	—
China	47,049	12%	41,332	12%	36,918	10%
India	32,675	8%	21,894	6%	39,312	10%
Other	43,959	11%	32,841	9%	34,506	10%
Asia and South Pacific — Total	136,630	34%	96,067	27%	110,736	30%

Mexico, South and Central America:
Chile	28,116	7%	10,055	3%	—	—
Other	21,733	5%	38,034	10%	31,473	8%
Mexico, South and Central America — Total	49,849	12%	48,089	13%	31,473	8%

North America:
United States	41,531	10%	40,482	11%	41,311	11%
Other	3,429	1%	3,891	1%	3,891	1%
North America — Total	44,960	11%	44,373	12%	45,202	12%

Middle East and Africa — Total	17,202	4%	18,308	5%	18,698	5%
Total Operating Lease Revenue	$404,668	100%	$359,409	100%	$376,437	100%

Schedule of contracted future minimum rental payments due under non-cancellable operating leases

Year ending December 31,	(Dollars in thousands)
2015	$395,801
2016	339,865
2017	306,923
2018	244,844
2019	180,155
Thereafter	612,212
Future minimum rental payments under operating leases	$2,079,800

Summary of lease incentive amortization

Year ending December 31,	(Dollars in thousands)
2015	$19,548
2016	20,684
2017	19,630
2018	14,903
2019	6,851
Thereafter	4,031
Future amortization of lease incentives	$85,647